ETFMG Prime Junior Silver Miners ETF
Schedule of Investments
June 30, 2023 (Unaudited)
		Shares	Value

COMMON STOCKS - 99.5%
Australia - 0.4%
Metals & Mining - 0.4% (d)
Kingsgate Consolidated, Ltd. (a)		2,889,907	$2,897,300

Canada - 75.5%
Metals & Mining - 75.5% (d)
AbraSilver Resource Corp. (a)		6,492,511	1,396,766
Americas Gold & Silver Corp. (a)		3,066,296	1,076,299
Andean Precious Metals Corp. (a)		1,949,809	1,118,592
Aris Mining Corp.		1,531,022	3,686,703
Ascot Resources, Ltd. (a)		2,605,645	1,022,786
Aya Gold & Silver, Inc. (a)		3,420,392	21,920,459
Bear Creek Mining Corp. (a)		2,441,128	1,013,490
Benchmark Metals, Inc. (a)		1,220,070	248,665
Canada Silver Cobalt Works, Inc. (a)		2,918,147	110,139
Capstone Copper Corp. (a)		7,767,677	35,239,659
Coppernico Metals, Inc. (a)(b)		585,867	123,922
Discovery Silver Corp. NPV (a)		5,172,156	3,201,485
Dolly Varden Silver Corp. (a)		3,143,153	1,779,479
Dundee Precious Metals, Inc.		2,109,615	13,934,049
Eldorado Gold Corp. (a)		2,068,179	20,935,482
Endeavour Silver Corp. (a)		5,604,831	16,197,962
Excellon Resources, Inc. (a)		78,000	12,365
Filo Corp. (a)		1,384,380	26,971,767
First Majestic Silver Corp.		12,883,030	72,789,119
Fortuna Silver Mines, Inc. (a)		3,253,852	10,586,225
GoGold Resources, Inc. (a)		4,029,831	4,623,773
Guanajuato Silver Co., Ltd. (a)		4,607,940	1,391,339
Hudbay Minerals, Inc.		2,931,368	14,051,094
Kootenay Resources, Inc. (a)(b)		224,973	1,698
Kootenay Silver, Inc. (a)		6,278,367	379,143
Liberty Gold Corp. (a)		3,570,650	1,172,472
MAG Silver Corp. (a)		2,140,266	23,830,099
Mako Mining Corp. (a)(e)		390,374	377,187
Mandalay Resources Corp. (a)(e)		435,585	581,986
Metalla Royalty & Streaming, Ltd. (a)		215,329	939,499
Minaurum Gold, Inc. (a)		1,510,308	165,310
Mirasol Resources, Ltd. (a)		667,871	473,900
New Gold, Inc. (a)		7,637,909	8,302,388
New Pacific Metals Corp. (a)		780,357	1,690,602
Orla Mining, Ltd. (a)		3,499,338	14,686,786
Pan American Silver Corp.		6,322,690	92,113,921
Santacruz Silver Mining, Ltd. (a)(e)		10,474,401	2,530,144
Seabridge Gold, Inc. (a)		921,734	11,111,600
Sierra Metals, Inc. (a)		675,282	201,348
Silvercorp Metals, Inc.		2,186,977	6,223,743
SilverCrest Metals, Inc. (a)		4,329,077	25,358,473
SSR Mining, Inc.		2,616,531	37,112,374
Summa Silver Corp. (a)		1,142,769	422,689
Trevali Mining Corp. (a)(b)		967,999	–
Vizsla Silver Corp. (a)		2,228,922	2,708,862
Total Metals & Mining			483,815,843

Luxembourg - 0.5%
Metals & Mining - 0.5% (d)
Nexa Resources SA		656,971	3,192,879

Peru - 3.5%
Metals & Mining - 3.5% (d)
Cia de Minas Buenaventura SAA - ADR		3,048,180	22,404,123

South Africa - 4.6%
Metals & Mining - 4.6% (d)
Harmony Gold Mining Co., Ltd. - ADR		7,015,867	29,466,641

United Kingdom - 1.2%
Metals & Mining - 1.2% (d)
Adriatic Metals PLC (a)		1,141,237	2,449,442
Hochschild Mining PLC		5,766,314	5,206,819
Total Metals & Mining			7,656,261

United States - 13.7%
Metals & Mining - 13.7% (d)
Coeur Mining, Inc. (a)		3,758,713	10,674,745
Gatos Silver, Inc. (a)		2,040,382	7,712,644
Gold Resource Corp.		963,691	607,126
Golden Minerals Co. (a)		210,819	341,527
Hecla Mining Co.		9,837,567	50,663,470
Ivanhoe Electric, Inc. (a)		1,049,404	13,684,228
McEwen Mining, Inc. (a)		535,317	3,848,929
Total Metals & Mining			87,532,669

Virgin Islands (UK) - 0.1%
Metals & Mining - 0.1% (d)
Sailfish Royalty Corp.		1,022,949	633,190
TOTAL COMMON STOCKS (Cost $751,942,269)			637,598,906

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.01% (c)		3,463,366	3,463,366
TOTAL SHORT-TERM INVESTMENTS (Cost $3,463,366)			3,463,366

Total Investments (Cost $755,405,635) - 100.0%			641,062,272
Liabilities in Excess of Other Assets - 0.0% (f)			(240,333)
TOTAL NET ASSETS - 100.0%			$640,821,939

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)
Value determined based on estimated fair value. The value of these securities total $125,620, which represents 0.02% of total net assets. Classified as Level 3 in the fair value hierarchy. Please refer to Note 2 of the Notes to Financial Statements.

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of June 30, 2023, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(e)			These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $3,489,317, which represents 0.54% of total net assets.
(f)	Amount is less than 0.05.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

SILJ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$637,473,286	$-	$125,620	(1)	$637,598,906
Short-Term Investments	3,463,366	-	-		3,463,366
Total Investments in Securities	$640,936,652	$-	$125,620		$641,062,272

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.